Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of assets and liabilities by geographical area
The following table summarizes
non-current
assets by geographic area:

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Argentina	1,086,308	982,397	871,313	260,547
Mexico	18,468	30,165	29,684	—

Total non-current assets	1,104,776	1,012,562	900,997	260,547